Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 945	$ 456	$ 321
Charge to expenses	600	545	(192)
Deductions (write-offs)	2,203	(56)	327
Balance at end of period	3,748	945	456
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,365	1,871	144
Charge to expenses	0	0	0
Deductions (write-offs)	2,030	(506)	1,727
Balance at end of period	$ 3,395	$ 1,365	$ 1,871